Goodwill and Intangible Assets - Estimated Intangible Asset Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Estimated Amortization
Finite-Lived Intangible Asset, Expected Amortization, Year One	$ 7,512
Finite-Lived Intangible Asset, Expected Amortization, Year Two	554
Net	$ 8,066	$ 27,374